SEGMENT REPORTING - Summary of Long-lived Assets (Detail 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 205,244	$ 111,681
Indonesia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	23,899	9,906
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	88,663	46,009
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	18,504	9,530
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	17,586	12,668
Vietnam
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	38,887	26,874
Rest of the World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 17,705	$ 6,694